SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

3. SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation

The accompanying condensed consolidated financial statements of the Group have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting. The information furnished herein reflects all adjustments (consisting of normal recurring accruals and adjustments) which are, in the opinion of management, necessary to fairly state the operating results for the respective periods. Certain information and footnote disclosures normally present in the annual consolidated financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the financial statements and footnotes thereto, included in the Company’s 2022 Annual Report filed with the SEC on April 27, 2023. The interim results of operations are not necessarily indicative of the results to be expected for the full fiscal year or any future periods.

b.	Foreign currency translation

The Group uses US$ as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, United States, is US$. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or their respective local currency as their functional currency, have been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of comprehensive income.

Historically, we presented our financial results in Renminbi. Starting from January 1, 2023, we changed our reporting currency from Renminbi to U.S. dollars since a majority of our revenues and expenses are now denominated in U.S. dollars. We believe the alignment of the reporting currency with the underlying operations would better illustrate our results of operations for each period. We have applied the change of reporting currency retrospectively to our historical results of operations and financial statements included in this interim report.

c.	Revenue recognition

The Group’s revenue is generated from delivering educational programs and services.

Contract Balances

The transferred control of promised services to customers results in the Group’s unconditional rights and conditional consideration receivable on passage of time. There were no contract assets as of December 31, 2022 and June 30, 2023.

The contract liabilities consist of deferred revenue, which relates to unsatisfied performance obligations at the end of each reporting period and consists of tuition received in advance from students. As of December 31, 2022 and June 30, 2023, the Group’s deferred revenue amounted to nil for both periods.

d.	Allowance for doubtful accounts

Management used an expected credit loss model under ASC 326 for the impairment of trading receivables as of period ends. Management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on the basis of the average historical loss rates from previous years and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance, when receivables are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.